Annual Fund Operating Expenses	Sep. 17, 2024
Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.14%	[1]
Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.13%	[2]
Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.33%	[3]
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.39%	[4]
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.89%	[5]
Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.88%	[6]
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.08%	[7]

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[2]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[3]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[4]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[5]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[6]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[7]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).